CONSOLIDATED BALANCE SHEETS	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 142,624,020	$ 21,920,911	¥ 38,878,076
Accounts receivable, net of allowance for doubtful accounts of RMB992,010 and RMB1,039,958 as of December 31, 2016 and 2017, respectively	2,607,568	400,776	8,607,120
Advances to suppliers	8,102,278	1,245,297	9,085,165
Prepayments and other current assets	6,616,297	1,016,906	11,625,716
Amounts due from related parties	2,492,842	383,143	19,842,139
Assets classified as held for sale	20,669,377	3,176,825
Total current assets	183,112,382	28,143,858	88,038,216
Investments in equity investees	48,243,558	7,414,899	163,037,501
Property, equipment and software, net	20,721,252	3,184,798	26,765,824
Goodwill	0	0	0
Intangible assets, net	0	0	0
Land use right, net	64,510,566	9,915,092	66,431,476
Other long-lived assets, net	6,521,420	1,002,324	6,618,977
TOTAL ASSETS	323,109,178	49,660,971	350,891,994
Current liabilities:
Short-term borrowing (including short-term borrowing of the consolidated VIEs without recourse to the Group of RMB24,992,214 and nil as of December 31, 2016 and 2017, respectively)	108,743,369	16,713,550	107,517,367
Accounts payable (including accounts payable of the consolidated VIEs without recourse to the Group of RMB5,883,617 and RMB6,706,484 as of December 31, 2016 and 2017, respectively)	37,129,671	5,706,726	37,038,856
Other taxes payable (including other taxes payable of the consolidated VIEs without recourse to the Group of RMB61,071 and RMB169,300 as of December 31, 2016 and 2017, respectively)	1,714,992	263,589	283,994
Advances from customers (including advances from customers of the consolidated VIEs without recourse to the Group of RMB15,396,355 and RMB24,558,422 as of December 31, 2016 and 2017, respectively)	47,558,542	7,309,614	26,711,967
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to the Group of RMB27,859,901 and RMB55,361,287 as of December 31, 2016 and 2017, respectively)	88,939,108	13,669,691	107,203,023
Deferred revenue (including deferred revenue of the consolidated VIEs without recourse to the Group of RMB3,121,950 and RMB4,568,595 as of December 31, 2016 and 2017, respectively)	5,576,269	857,057	15,921,873
Refund of game points (including refund of game points of the consolidated VIEs without recourse to the Group of RMB169,998,682 as of both December 31, 2016 and 2017)	169,998,682	26,128,319	169,998,682
Warrants (including warrants of consolidated VIEs without recourse to the Group of nil as of both December 31, 2016 and 2017)	3,742,271	575,177	16,357,737
Convertible notes (including convertible notes of consolidated VIEs without recourse to the Group of nil as of both December 31, 2016 and 2017)	260,563,020	40,047,803
Interest payable (including interest payable of consolidated VIEs without recourse to the Group of nil as of both December 31, 2016 and 2017)	9,505,843	1,461,021	412,626
Accrued expense and other current liabilities (including accrued expense and other current liabilities of the consolidated VIEs without recourse to the Group of RMB77,781,852 and RMB69,543,098 as of December 31, 2016 and 2017, respectively)	83,700,051	12,864,462	92,302,898
Liabilities directly associated with assets classified as held for sale	2,273,532	349,435
Total current liabilities	819,445,350	125,946,444	573,749,023
Long-term borrowing (including long-term borrowing of consolidated VIEs without recourse to the Group of nil as of both December 31, 2016 and 2017)			35,141,459
Convertible notes (including convertible notes of consolidated VIEs without recourse to the Group of nil as of both December 31, 2016 and 2017)			197,284,836
TOTAL LIABILITIES	819,445,350	125,946,444	806,175,318
Commitments and contingencies (Note 32)
Redeemable noncontrolling interest (Note 30)	306,014,668	47,033,593	246,771,133
SHAREHOLDERS' EQUITY (DEFICIT):
Ordinary shares (US$0.01 par value; 23,915,501 and 44,544,036 shares issued and outstanding as of December 31, 2016 and 2017, respectively)	3,328,852	511,635	1,931,642
Additional paid-in capital	2,527,215,315	388,425,882	2,525,599,832
Statutory reserves	28,071,982	4,314,585	28,071,982
Accumulated other comprehensive income (loss)	(16,445,748)	(2,527,665)	2,582,023
Accumulated deficit	(3,015,968,137)	(463,545,816)	(2,897,802,287)
The9 Limited shareholders' deficit	(473,797,736)	(72,821,379)	(339,616,808)
Noncontrolling interest	(328,553,104)	(50,497,687)	(362,437,649)
Total shareholders' deficit	(802,350,840)	(123,319,066)	(702,054,457)
TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING INTEREST AND SHAREHOLDERS' EQUITY	¥ 323,109,178	$ 49,660,971	¥ 350,891,994